ORGANIZATION AND OPERATIONS (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Jun. 17, 2026	Apr. 06, 2026	Apr. 03, 2026	Jan. 01, 2026
ORGANIZATION AND OPERATIONS
Revenues	$ 9,794,419	$ 7,885,201	$ 17,439,822	$ 16,139,557	$ 33,072,261	$ 21,078,971
Percentage of equity interest										100.00%
Number of operating segments | segment			5		4
ConnectM Technology Solutions Private Limited
ORGANIZATION AND OPERATIONS
Percentage owned					100.00%
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Exchange
ORGANIZATION AND OPERATIONS
Revenues					$ 33,072,261	21,078,971
Percentage of interest disposed	94.12%		94.12%				94.12%	1.00%
United States
ORGANIZATION AND OPERATIONS
Revenues	$ 9,794,419	$ 7,885,201	$ 17,439,822	$ 16,139,557	$ 33,072,261	$ 21,078,971
Keen Labs Operations, Inc
ORGANIZATION AND OPERATIONS
Revenues	3,854,734		5,704,660
Keen Labs Operations, Inc | United States
ORGANIZATION AND OPERATIONS
Revenues	$ 3,854,734		$ 5,704,660
Harry Kahn Associates, Inc | Keen Labs Operations, Inc
ORGANIZATION AND OPERATIONS
Percentage of voting interest acquired									100.00%